COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disputes and Claims with Former Minority Shareholders of RideNow
Loss Contingencies [Line Items]
Litigation settlement charges	$ 8,381